Expense Example, No Redemption - DWS CROCI International Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 684
Expense Example, No Redemption, 3 Years	928
Expense Example, No Redemption, 5 Years	1,190
Expense Example, No Redemption, 10 Years	1,940
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	622
Expense Example, No Redemption, 5 Years	1,079
Expense Example, No Redemption, 10 Years	2,133
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	1,084
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	501
Expense Example, No Redemption, 10 Years	$ 1,117